Preferred Stock	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Preferred Stock

Note 6. Preferred Stock

On July 2, 2019, in connection with the closing of the Company’s IPO, the Company filed its restated Certificate of Incorporation, which authorizes the Company to issue up to 10,000,000 shares of preferred stock, $0.0001 par value per share. There are no shares of preferred stock outstanding as of September 30, 2019.